Credit facilities (Tables)	12 Months Ended
Dec. 31, 2022
Bank and Private Lender [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Short-term loans – bank and private lender

Outstanding balances on short-term bank loans consist of the following:

Bank/Private lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

*United Overseas Bank Limited	90 days from disbursement	0.25% plus prime rate of 5.25%	Collateral: Accounts receivable	$185,592	$184,491
FS Capital Ptd. Ltd.	Fully repaid in February, 2022	18.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder, and Kent Ridge Health Private Limited	-	20,936
Funding Societies Pte. Ltd	Due monthly from April 2022 to March 2023 (Extended to July 31, 2024)	30.0%	Guaranteed by Kelvin Chen Weiwen, the Company’s CEO and shareholder	18,648	-
Total				$204,240	$205,427

*	On August 21, 2019, KRHSG entered into a revolving line of credit agreement with United Overseas Limited pursuant to which KRHSG may borrow up to approximately $593,208 (SGD 800,000) for operation purposes. The loan was guaranteed by Jamie Fan Wei Zhi, an immediate family member of a shareholder of the Company, and secured by KRHSG’s account receivable (see Note 6). The loan bears an average annual interest rate of 5.50% and its due within 90 days from the loan disbursement. The Company released Jamie Fan Wei Zhi as the guarantor of this loan on October 31, 2022.

Third Parties [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Short-term loan – third party

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

Koh Wee Sing	Due on demand beginning in July 2022*	60.0%	None	$-	$148,302

Promissory Note [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Promissory note

Outstanding balances on promissory note consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

Kaufaman & Canoles, P. C. (“KC”)	February 15, 2023*	0.0%	None	$170,000	$-

*	This promissory note has a default interest of 15% per annum beginning on February 15, 2023 until paid in full. In June 2023, the Company and KC has entered into a settlement agreement (“the Agreement”) to settle the promissory note. Pursuant to the Agreement, the Company shall pay KC (1) $100,000 within two days of the dates that the Company’s US counsel, Loeb & Loeb, confirm that it has received from KC all information and documents necessary for them to prepare an amended S-1 registration statement covering the resale of securities, and (2) $60,000 within two business days after the date the first amendment to the registration statement is filed with the SEC.

Convertible Notes Third Parties [Member]
Short-Term Debt [Line Items]
Schedule of short-term loans

Convertible notes – third parties

Outstanding balances on convertible notes consist of the following:

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

Maxim Group LLC (“Maxim”)	November 17, 2023	0.0%	Automatically be converted into the Company’s ordinary shares at $5.00 per share if the balance is not being repaid by the maturity date	$2,113,125	$-
Menora Capital Pte Ltd (“Menora”)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	87,500	-
Loeb & Loeb LLP (“Loeb”)	November 17, 2023	0.0%	(1) 60,000 of the Company ordinary share has been issued to Loeb, which is subject to be returned and cancellation if the Company repaid the full or part of the convertible note, and (2) Loeb has the right to sell the ordinary shares in public market and the earning from the sales should be offset the remaining balance of the convertible note	300,000	-
Shine Link Limited (“Shine Link”)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	119,000	-
Total				$2,619,625	$-

Convertible notes – related parties

Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2022	December 31, 2021

8i Holdings 2 Ptd Ltd (“8i Holding”) (1)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	$82,600	$-
Meng Dong (James) Tan (2)	November 17, 2023	0.0%	Right to convert into the Company’s ordinary shares equal to the unpaid Principal Amount as of the Maturity Date divided by the five day VWAP Price of the Company’s ordinary shares immediately preceding the maturity date if the balance is not being repaid by the maturity date	700,000	-
Total				$782,600	$-

1)	Mr. Meng Dong (James) Tan, the Company’s related party who had more than 10% ownership of the Company, is the sole shareholder and director of 8i Holdings 2 Pte. Ltd. Mr. Tan has sole voting and dispositive power over the shares.

2)	Mr. Meng Dong (James) Tan, the Company’s related party has more than 10% ownership of the Company.